SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 9,895,456	$ 9,613,907	$ 8,988,340
Cost of sales		(7,962,843)	(7,441,849)	(6,967,037)
Gross margin		1,932,613	2,172,058	2,021,303
Other income		472,758	549,889	538,748
Distribution costs		(619,200)	(699,600)	(747,426)
Administrative expenses		(721,270)	(938,931)	(872,954)
Other expenses		(359,781)	(368,883)	(373,738)
Other gains/(losses)		53,499	(7,754)	(72,634)
Income from operation activities		758,619	706,779	493,299
Financial income		53,253	78,695	74,949
Financial costs		(356,269)	(393,286)	(416,336)
Foreign exchange gains/(losses)		(157,709)	(18,718)	121,651
Result of indexation units		(865)	748	311
Income (loss) before taxes		297,029	374,218	273,874
Income (loss) tax expense / benefit		(83,782)	(173,504)	(163,204)
NET INCOME (LOSS) FOR THE PERIOD		213,247	200,714	110,670
Income (loss) attributable to owners of the parent		181,935	155,304	69,220
Income (loss) attributable to non-controlling interest		31,312	$ 45,410	$ 41,450
IFRS 15 [Member]
Revenue		9,895,456
Cost of sales		(7,962,843)
Gross margin		1,932,613
Other income		472,758
Distribution costs		(619,200)
Administrative expenses		(721,270)
Other expenses		(359,781)
Other gains/(losses)		53,499
Income from operation activities		758,619
Financial income		53,253
Financial costs		(356,269)
Foreign exchange gains/(losses)		(157,708)
Result of indexation units		(865)
Income (loss) before taxes		297,030
Income (loss) tax expense / benefit		(88,456)
NET INCOME (LOSS) FOR THE PERIOD		208,574
Income (loss) attributable to owners of the parent		176,822
Income (loss) attributable to non-controlling interest		31,752
IFRS 15 [Member] | Contract Costs [Member]
Revenue	[1]
Cost of sales	[1]
Gross margin	[1]
Other income	[1]
Distribution costs	[1]	(43)
Administrative expenses	[1]	(806)
Other expenses	[1]
Other gains/(losses)	[1]
Income from operation activities	[1]	(849)
Financial income	[1]
Financial costs	[1]
Foreign exchange gains/(losses)	[1]
Result of indexation units	[1]
Income (loss) before taxes	[1]	(849)
Income (loss) tax expense / benefit	[1]	(23)
NET INCOME (LOSS) FOR THE PERIOD	[1]	(872)
Income (loss) attributable to owners of the parent	[1]	(872)
Income (loss) attributable to non-controlling interest	[1]
IFRS 15 [Member] | Deferred Revenue Recognition [Member]
Revenue	[2],[3]	48,561
Cost of sales	[2],[3]	(34,986)
Gross margin	[2],[3]	13,575
Other income	[2],[3]
Distribution costs	[2],[3]
Administrative expenses	[2],[3]
Other expenses	[2],[3]
Other gains/(losses)	[2],[3]
Income from operation activities	[2],[3]	13,575
Financial income	[2],[3]
Financial costs	[2],[3]
Foreign exchange gains/(losses)	[2],[3]
Result of indexation units	[2],[3]
Income (loss) before taxes	[2],[3]	13,575
Income (loss) tax expense / benefit	[2],[3]	(1,030)
NET INCOME (LOSS) FOR THE PERIOD	[2],[3]	12,545
Income (loss) attributable to owners of the parent	[2],[3]	12,545
Income (loss) attributable to non-controlling interest	[2],[3]
IFRS 15 [Member] | Reclassifications [Member]
Revenue		31,501
Cost of sales
Gross margin		31,501
Other income		42,563
Distribution costs		(20,003)
Administrative expenses		(54,061)
Other expenses
Other gains/(losses)
Income from operation activities
Financial income
Financial costs
Foreign exchange gains/(losses)
Result of indexation units
Income (loss) before taxes
Income (loss) tax expense / benefit
NET INCOME (LOSS) FOR THE PERIOD
Income (loss) attributable to owners of the parent
Income (loss) attributable to non-controlling interest
IAS 18 [Member]
Revenue		9,975,518
Cost of sales		(7,997,829)
Gross margin		1,977,689
Other income		515,321
Distribution costs		(639,246)
Administrative expenses		(776,137)
Other expenses		(359,781)
Other gains/(losses)		53,499
Income from operation activities		771,345
Financial income		53,253
Financial costs		(356,269)
Foreign exchange gains/(losses)		(157,708)
Result of indexation units		(865)
Income (loss) before taxes		309,756
Income (loss) tax expense / benefit		(89,509)
NET INCOME (LOSS) FOR THE PERIOD		220,247
Income (loss) attributable to owners of the parent		188,495
Income (loss) attributable to non-controlling interest		$ 31,752

[1]	The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.
[2]	The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.
[3]	The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler's checks for US $ 6.6 million.